Shareholder Fees - FidelityMid-CapStockK6Fund-PRO	Jun. 29, 2024 USD ($)
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none